Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from Operating Activities
Net (Loss) Income	$ (39,571,000)	$ 4,338,000
Adjustments to Reconcile Net (Loss) Income to Net Cash Provided by (Used in) Operating Activities
Stock based compensation	2,467,000	734,000
Debt extinguishment	4,824,000
Amortization of debt discount	1,822,000	206,000
Change in fair market value of warrant liability	(5,446,000)
Deferred tax liability	(453,000)	122,000
Non-cash interest expense (paid-in-kind)	1,192,000
Provision for doubtful accounts	108,000	50,000
Depreciation and amortization	891,000	617,000
Loss on disposal of property and equipment	56,000	124,000
Assumption of Warrant Liability	1,990,000
Changes in Assets and Liabilities
Accounts receivable	(769,000)	1,007,000
Inventories	(22,719,000)	(21,179,000)
Prepaid expenses	(1,467,000)	58,000
Prepaid inventory	5,459,000	(6,353,000)
Other current assets	1,520,000	(1,214,000)
Other assets	1,196,000	1,029,000
Income taxes payable	(1,156,000)	(651,000)
Accounts payable and accrued expenses	4,428,000	8,903,000
Uncertain tax position liability	128,000	(19,000)
Customer deposits	(196,000)	(1,345,000)
Total Adjustments	(6,125,000)	(17,911,000)
Net Cash Used in Operating Activities	(45,696,000)	(13,573,000)
Cash Flows From Investing Activities
Proceeds from disposal of property and equipment	35,000	61,000
Purchase of property and equipment	(6,862,000)	(2,970,000)
Net Cash Used in Investing Activities	(6,827,000)	(2,909,000)
Cash Flows From Financing Activities
Proceeds from term loan	75,000,000
Proceeds from note payable		45,000,000
Repayment from note payable	(45,000,000)
Payments of debt issuance costs	(4,032,000)	(6,278,000)
Proceeds from exercise of options	706,000	184,000
Proceeds from stock purchase agreement	15,000,000
Proceeds from revolving note agreement		5,000,000
Repayments of revolving note agreement		(5,000,000)
Net Cash Provided by Financing Activities	41,674,000	38,906,000
Net (Decrease) Increase in Cash and Restricted Cash	(10,849,000)	22,424,000
Beginning cash and restricted cash	28,630,000	6,206,000
Ending cash and restricted cash	17,781,000	28,630,000
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes	773	2,390
Cash paid for interest	2,252	313
Supplemental Non-Cash Items
Receivable of options exercised		250,000
Purchases of property and equipment, not yet paid	419,000	255,000
Recognition of right of use asset obtained in exchange for operating lease liability		5,745,000
Cashless exercise of liability classified warrants	$ 16,669,000